Participative stockholders' debentures (Details) R$ / shares in Units, R$ in Millions, $ in Millions			3 Months Ended		6 Months Ended
	Apr. 01, 2021 USD ($)	Apr. 01, 2021 BRL (R$)	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 R$ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 R$ / shares	Jun. 30, 2020 R$ / shares
Participative stockholders' debentures
Number of debentures issued | shares			388,559,056		388,559,056
Remuneration paid to the participative stockholders debentures	$ 193	R$ 1,073
Average Price Per Debenture | R$ / shares							R$ 60.34		R$ 45.65	R$ 29.04
Expense Related To Debenture			$ 278	$ 231	$ 1,261	$ 280
Liability Related To Debenture			$ 4,687		$ 4,687			$ 3,413